BUSINESS DESCRIPTION AND NATURE OF OPERATIONS (Details Narrative) - USD ($)				6 Months Ended	12 Months Ended
	Dec. 31, 2022	Jul. 13, 2022	Sep. 28, 2021	Dec. 31, 2022	Dec. 31, 2022	Dec. 31, 2021	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Feb. 11, 2014
Goodwill								$ 0
Common stock outstanding for EvaMediaCorp							31,342,285	31,342,285	30,763,087
Common stock issued for EvaMediaCorp							31,342,285	31,342,285	30,763,087
AdFlare Acquisition [Member]
Goodwill	$ 1,500,000	$ 1,500,000		$ 1,500,000	$ 1,500,000
Goodwill fair market value	0			0	0
Goodwill impairment	1,500,000			1,500,000	1,500,000
AdFlare Acquisition [Member] | Restricted Stock [Member]
Shares exchanged with restricted stock		125,000
Value of shares exchanged with restricted stock		$ 1,500,000
Goodwill fair market value	0			$ 0	$ 0
Goodwill impairment	$ 1,500,000
Eva Media Corp [Member]
Goodwill							$ 0	$ 2,010,606
Goodwill impairment						$ 144,098,143
Common stock outstanding for EvaMediaCorp			111,169,525
Eva Media Corp [Member] | Restricted Stock [Member]
Shares exchanged with restricted stock			27,548,044
[custom:StockIssuedDuringPeriodSharesAcquisitionsPreSplit]			110,192,177
Common stock outstanding for EvaMediaCorp			27,792,381
[custom:CommonStockSharesOutstandingPreSplit-0]			111,169,525
Common stock outstanding for EvaMediaCorp			110,192,177
Common stock issued for EvaMediaCorp			27,792,381
Impact Future Media LLC [Member]
Equity ownership percentage acquired										100.00%
AdFlare Acquisition [Member]
Ownership percentage		100.00%
Eva Media Corp [Member]
Ownership percentage			99.12%
Three Customers [Member]
Revenue percentage							88.00%	85.00%	93.00%